UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 INDEX FUND

FORM N-Q

JUNE 30, 2017

QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
BorgWarner Inc.	2,590	$109,713
Delphi Automotive PLC	2,828	247,874
Goodyear Tire & Rubber Co.	3,244	113,410

Total Auto Components		470,997

Automobiles - 0.5%
Ford Motor Co.	47,972	536,807
General Motors Co.	16,378	572,083
Harley-Davidson Inc.	2,359	127,433

Total Automobiles		1,236,323

Distributors - 0.1%
Genuine Parts Co.	1,813	168,174
LKQ Corp.	3,970	130,811	*

Total Distributors		298,985

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	73,813

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	5,253	344,439
Chipotle Mexican Grill Inc.	388	161,447	*
Darden Restaurants Inc.	1,476	133,489
Hilton Worldwide Holdings Inc.	2,084	128,895
Marriott International Inc., Class A Shares	3,599	361,016
McDonald’s Corp.	9,958	1,525,167
Royal Caribbean Cruises Ltd.	1,870	204,260
Starbucks Corp.	17,429	1,016,285
Wyndham Worldwide Corp.	1,410	141,578
Wynn Resorts Ltd.	805	107,967
Yum! Brands Inc.	3,968	292,680

Total Hotels, Restaurants & Leisure		4,417,223

Household Durables - 0.5%
D.R. Horton Inc.	4,017	138,868
Garmin Ltd.	1,249	63,736
Leggett & Platt Inc.	1,381	72,544
Lennar Corp., Class A Shares	2,480	132,234
Mohawk Industries Inc.	739	178,609	*
Newell Brands Inc.	5,880	315,285
PulteGroup Inc.	3,737	91,669
Whirlpool Corp.	996	190,853

Total Household Durables		1,183,798

Internet & Direct Marketing Retail - 2.7%
Amazon.com Inc.	4,799	4,645,432	*
Expedia Inc.	1,443	214,935
Netflix Inc.	5,214	779,024	*
Priceline Group Inc.	601	1,124,182	*
TripAdvisor Inc.	1,646	62,877	*

Total Internet & Direct Marketing Retail		6,826,450

Leisure Products - 0.1%
Hasbro Inc.	1,422	158,567
Mattel Inc.	4,278	92,106

Total Leisure Products		250,673

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Media - 3.0%
CBS Corp., Class B Shares, Non Voting Shares	4,244	$270,682
Charter Communications Inc., Class A Shares	2,649	892,316	*
Comcast Corp., Class A Shares	56,505	2,199,175
Discovery Communications Inc., Class A Shares	1,990	51,402	*
Discovery Communications Inc., Class C Shares	2,858	72,050	*
DISH Network Corp., Class A Shares	2,780	174,473	*
Interpublic Group of Cos. Inc.	5,209	128,141
News Corp., Class A Shares	4,518	61,897
News Corp., Class B Shares	933	13,202
Omnicom Group Inc.	2,942	243,892
Scripps Networks Interactive Inc., Class A Shares	1,253	85,592
Time Warner Inc.	9,441	947,971
Twenty-First Century Fox Inc., Class A Shares	12,872	364,792
Twenty-First Century Fox Inc., Class B Shares	5,626	156,797
Viacom Inc., Class B Shares	4,290	144,015
Walt Disney Co.	17,293	1,837,381

Total Media		7,643,778

Multiline Retail - 0.4%
Dollar General Corp.	3,170	228,525
Dollar Tree Inc.	2,983	208,571	*
Kohl’s Corp.	2,338	90,411
Macy’s Inc.	4,198	97,562
Nordstrom Inc.	1,615	77,245
Target Corp.	6,964	364,148

Total Multiline Retail		1,066,462

Specialty Retail - 2.3%
Advance Auto Parts Inc.	1,000	116,590
AutoNation Inc.	890	37,522	*
AutoZone Inc.	333	189,963	*
Bed Bath & Beyond Inc.	2,109	64,114
Best Buy Co. Inc.	3,258	186,781
CarMax Inc.	2,289	144,344	*
Foot Locker Inc.	1,810	89,197
Gap Inc.	2,770	60,912
Home Depot Inc.	14,304	2,194,234
L Brands Inc.	2,818	151,862
Lowe’s Cos. Inc.	10,447	809,956
O’Reilly Automotive Inc.	1,080	236,239	*
Ross Stores Inc.	4,498	259,670
Signet Jewelers Ltd.	838	52,995
Staples Inc.	9,180	92,443
Tiffany & Co.	1,245	116,868
TJX Cos. Inc.	8,111	585,371
Tractor Supply Co.	1,690	91,615
Ulta Salon, Cosmetics & Fragrance Inc.	717	206,023	*

Total Specialty Retail		5,686,699

Textiles, Apparel & Luxury Goods - 0.7%
Coach Inc.	3,278	155,181
Hanesbrands Inc.	4,800	111,168
Michael Kors Holdings Ltd.	2,204	79,895	*
NIKE Inc., Class B Shares	15,932	939,988
PVH Corp.	917	104,996
Ralph Lauren Corp.	379	27,970
Under Armour Inc., Class A Shares	2,300	50,048	*
Under Armour Inc., Class C Shares	2,316	46,691	*
V.F. Corp.	3,252	187,315

Total Textiles, Apparel & Luxury Goods		1,703,252

TOTAL CONSUMER DISCRETIONARY		30,858,453

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 8.9%
Beverages - 2.0%
Brown-Forman Corp., Class B Shares	2,406	$116,932
Coca-Cola Co.	45,776	2,053,054
Constellation Brands Inc., Class A Shares	2,015	390,366
Dr. Pepper Snapple Group Inc.	2,238	203,904
Molson Coors Brewing Co., Class B Shares	2,269	195,905
Monster Beverage Corp.	4,561	226,590	*
PepsiCo Inc.	17,271	1,994,628

Total Beverages		5,181,379

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	5,406	864,582
CVS Health Corp.	12,220	983,221
Kroger Co.	10,624	247,752
Sysco Corp.	5,856	294,732
Wal-Mart Stores Inc.	17,353	1,313,275
Walgreens Boots Alliance Inc.	10,292	805,967
Whole Foods Market Inc.	4,193	176,567

Total Food & Staples Retailing		4,686,096

Food Products - 1.3%
Archer-Daniels-Midland Co.	6,730	278,487
Campbell Soup Co.	2,523	131,574
Conagra Brands Inc.	5,208	186,238
General Mills Inc.	6,989	387,191
Hershey Co.	1,514	162,558
Hormel Foods Corp.	3,182	108,538
J.M. Smucker Co.	1,463	173,117
Kellogg Co.	3,223	223,870
Kraft Heinz Co.	7,362	630,482
McCormick & Co. Inc., Non Voting Shares	1,280	124,813
Mondelez International Inc., Class A Shares	18,550	801,174
Tyson Foods Inc., Class A Shares	3,274	205,051

Total Food Products		3,413,093

Household Products - 1.7%
Church & Dwight Co. Inc.	3,152	163,526
Clorox Co.	1,655	220,512
Colgate-Palmolive Co.	10,553	782,294
Kimberly-Clark Corp.	4,236	546,910
Procter & Gamble Co.	30,604	2,667,138

Total Household Products		4,380,380

Personal Products - 0.2%
Coty Inc., Class A Shares	6,050	113,498
Estee Lauder Cos. Inc., Class A Shares	2,837	272,295

Total Personal Products		385,793

Tobacco - 1.8%
Altria Group Inc.	23,496	1,749,747
Philip Morris International Inc.	18,749	2,202,070
Reynolds American Inc.	9,519	619,116

Total Tobacco		4,570,933

TOTAL CONSUMER STAPLES		22,617,674

ENERGY - 6.0%
Energy Equipment & Services - 0.9%
Baker Hughes Inc.	5,265	286,995
Halliburton Co.	10,649	454,819
Helmerich & Payne Inc.	1,517	82,434
National-Oilwell Varco Inc.	4,715	155,312
Schlumberger Ltd.	16,300	1,073,192
TechnipFMC PLC	5,603	152,402	*
Transocean Ltd.	4,788	39,405	*

Total Energy Equipment & Services		2,244,559

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	6,806	$308,584
Apache Corp.	4,731	226,757
Cabot Oil & Gas Corp.	5,836	146,367
Chesapeake Energy Corp.	7,142	35,496	*
Chevron Corp.	22,599	2,357,754
Cimarex Energy Co.	1,200	112,812
Concho Resources Inc.	1,700	206,601	*
ConocoPhillips	14,732	647,619
Devon Energy Corp.	6,538	209,020
EOG Resources Inc.	6,784	614,088
EQT Corp.	2,129	124,738
Exxon Mobil Corp.	51,216	4,134,668
Hess Corp.	3,191	139,989
Kinder Morgan Inc.	23,830	456,583
Marathon Oil Corp.	10,049	119,081
Marathon Petroleum Corp.	5,682	297,339
Murphy Oil Corp.	2,429	62,255
Newfield Exploration Co.	2,620	74,565	*
Noble Energy Inc.	5,769	163,263
Occidental Petroleum Corp.	9,406	563,137
ONEOK Inc.	4,646	242,335
Phillips 66	5,240	433,295
Pioneer Natural Resources Co.	2,173	346,767
Range Resources Corp.	2,309	53,499
Tesoro Corp.	1,557	145,735
Valero Energy Corp.	5,660	381,824
Williams Cos. Inc.	10,028	303,648

Total Oil, Gas & Consumable Fuels		12,907,819

TOTAL ENERGY		15,152,378

FINANCIALS - 14.3%
Banks - 6.4%
Bank of America Corp.	117,190	2,843,029
BB&T Corp.	10,213	463,772
Citigroup Inc.	33,489	2,239,744
Citizens Financial Group Inc.	6,034	215,293
Comerica Inc.	2,037	149,190
Fifth Third Bancorp	7,961	206,668
Huntington Bancshares Inc.	14,019	189,537
JPMorgan Chase & Co.	42,500	3,884,500
KeyCorp	13,250	248,305
M&T Bank Corp.	1,672	270,780
People’s United Financial Inc.	4,395	77,616
PNC Financial Services Group Inc.	5,871	733,112
Regions Financial Corp.	14,351	210,099
SunTrust Banks Inc.	6,076	344,631
U.S. Bancorp	18,927	982,690
Wells Fargo & Co.	53,982	2,991,143
Zions Bancorporation	2,608	114,517

Total Banks		16,164,626

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Capital Markets - 2.9%
Affiliated Managers Group Inc.	645	$106,980
Ameriprise Financial Inc.	1,723	219,321
Bank of New York Mellon Corp.	11,868	605,505
BlackRock Inc.	1,482	626,012
CBOE Holdings Inc.	1,160	106,024
Charles Schwab Corp.	15,008	644,744
CME Group Inc.	4,210	527,260
E*TRADE Financial Corp.	3,304	125,651	*
Franklin Resources Inc.	4,277	191,567
Goldman Sachs Group Inc.	4,515	1,001,879
Intercontinental Exchange Inc.	6,938	457,353
Invesco Ltd.	5,259	185,064
Moody’s Corp.	1,792	218,051
Morgan Stanley	17,519	780,647
Nasdaq Inc.	1,123	80,283
Northern Trust Corp.	2,697	262,175
Raymond James Financial Inc.	1,200	96,264
S&P Global Inc.	3,078	449,357
State Street Corp.	4,517	405,310
T. Rowe Price Group Inc.	3,020	224,114

Total Capital Markets		7,313,561

Consumer Finance - 0.7%
American Express Co.	8,959	754,706
Capital One Financial Corp.	5,787	478,122
Discover Financial Services	4,503	280,042
Navient Corp.	3,962	65,967
Synchrony Financial	9,365	279,264

Total Consumer Finance		1,858,101

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	22,830	3,866,717	*
Leucadia National Corp.	4,418	115,575

Total Diversified Financial Services		3,982,292

Insurance - 2.7%
AFLAC Inc.	4,824	374,728
Allstate Corp.	4,388	388,075
American International Group Inc.	10,131	633,390
Aon PLC	3,262	433,683
Arthur J. Gallagher & Co.	2,300	131,675
Assurant Inc.	718	74,449
Chubb Ltd.	5,458	793,484
Cincinnati Financial Corp.	2,076	150,406
Everest Re Group Ltd.	561	142,825
Hartford Financial Services Group Inc.	4,782	251,390
Lincoln National Corp.	2,778	187,737

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Loews Corp.	2,767	$129,523
Marsh & McLennan Cos. Inc.	5,831	454,585
MetLife Inc.	12,540	688,948
Principal Financial Group Inc.	3,019	193,427
Progressive Corp.	6,614	291,611
Prudential Financial Inc.	5,171	559,192
Torchmark Corp.	1,095	83,768
Travelers Cos. Inc.	3,420	432,733
Unum Group	2,913	135,833
Willis Towers Watson PLC	1,392	202,480
XL Group Ltd.	3,585	157,023

Total Insurance		6,890,965

TOTAL FINANCIALS		36,209,545

HEALTH CARE - 14.3%
Biotechnology - 2.9%
AbbVie Inc.	19,074	1,383,056
Alexion Pharmaceuticals Inc.	2,839	345,421	*
Amgen Inc.	8,923	1,536,808
Biogen Inc.	2,601	705,807	*
Celgene Corp.	9,377	1,217,791	*
Gilead Sciences Inc.	15,853	1,122,075
Incyte Corp.	2,078	261,641	*
Regeneron Pharmaceuticals Inc.	948	465,601	*
Vertex Pharmaceuticals Inc.	3,074	396,147	*

Total Biotechnology		7,434,347

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	20,573	1,000,053
Align Technology Inc.	723	108,537	*
Baxter International Inc.	6,128	370,989
Becton, Dickinson & Co.	2,853	556,649
Boston Scientific Corp.	15,895	440,609	*
C.R. Bard Inc.	863	272,803
Cooper Cos. Inc.	640	153,229
Danaher Corp.	7,240	610,984
DENTSPLY SIRONA Inc	2,851	184,859
Edwards Lifesciences Corp.	2,737	323,623	*
Hologic Inc.	3,260	147,939	*
IDEXX Laboratories Inc.	1,100	177,562	*
Intuitive Surgical Inc.	434	405,951	*
Medtronic PLC	16,570	1,470,587
Stryker Corp.	3,656	507,380
Varian Medical Systems Inc.	1,245	128,471	*
Zimmer Biomet Holdings Inc.	2,552	327,677

Total Health Care Equipment & Supplies		7,187,902

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.8%
Aetna Inc.	3,913	$594,111
AmerisourceBergen Corp.	2,015	190,478
Anthem Inc.	3,081	579,629
Cardinal Health Inc.	3,864	301,083
Centene Corp.	2,240	178,931	*
CIGNA Corp.	2,903	485,933
DaVita Inc.	1,479	95,780	*
Envision Healthcare Corp.	1,470	92,125	*
Express Scripts Holding Co.	7,131	455,243	*
HCA Healthcare Inc.	3,682	321,070	*
Henry Schein Inc.	821	150,259	*
Humana Inc.	1,620	389,804
Laboratory Corporation of America Holdings	1,203	185,431	*
McKesson Corp.	2,471	406,578
Patterson Cos. Inc.	1,158	54,368
Quest Diagnostics Inc.	1,711	190,195
UnitedHealth Group Inc.	11,632	2,156,806
Universal Health Services Inc., Class B Shares	1,200	146,496

Total Health Care Providers & Services		6,974,320

Health Care Technology - 0.1%
Cerner Corp.	3,755	249,595	*

Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc.	3,168	187,894
Illumina Inc.	1,839	319,103	*
Mettler-Toledo International Inc.	340	200,103	*
PerkinElmer Inc.	1,592	108,479
Thermo Fisher Scientific Inc.	4,749	828,558
Waters Corp.	1,027	188,804	*

Total Life Sciences Tools & Services		1,832,941

Pharmaceuticals - 5.0%
Allergan PLC	4,121	1,001,774
Bristol-Myers Squibb Co.	20,228	1,127,104
Eli Lilly & Co.	11,688	961,922
Johnson & Johnson	32,583	4,310,405
Mallinckrodt PLC	1,307	58,567	*
Merck & Co. Inc.	32,331	2,072,094
Mylan NV	5,798	225,078	*
Perrigo Co. PLC	1,887	142,506
Pfizer Inc.	71,974	2,417,607
Zoetis Inc.	5,985	373,344

Total Pharmaceuticals		12,690,401

TOTAL HEALTH CARE		36,369,506

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
Arconic Inc.	5,567	$126,093
Boeing Co.	6,638	1,312,664
General Dynamics Corp.	3,397	672,946
L3 Technologies Inc.	942	157,389
Lockheed Martin Corp.	3,034	842,269
Northrop Grumman Corp.	2,101	539,348
Raytheon Co.	3,473	560,820
Rockwell Collins Inc.	2,056	216,044
Textron Inc.	3,368	158,633
TransDigm Group Inc.	616	165,624
United Technologies Corp.	9,064	1,106,805

Total Aerospace & Defense		5,858,635

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	1,644	112,910
Expeditors International of Washington Inc.	2,599	146,791
FedEx Corp.	2,963	643,949
United Parcel Service Inc., Class B Shares	8,168	903,299

Total Air Freight & Logistics		1,806,949

Airlines - 0.7%
Alaska Air Group Inc.	1,610	144,514
American Airlines Group Inc.	5,855	294,624
Delta Air Lines Inc.	8,638	464,206
Southwest Airlines Co.	7,672	476,738
United Continental Holdings Inc.	3,469	261,042	*

Total Airlines		1,641,124

Building Products - 0.3%
Allegion PLC	1,271	103,104
Fortune Brands Home & Security Inc.	2,000	130,480
Johnson Controls International PLC	10,907	472,927
Masco Corp.	4,184	159,871

Total Building Products		866,382

Commercial Services & Supplies - 0.3%
Cintas Corp.	971	122,385
Republic Services Inc.	2,786	177,551
Stericycle Inc.	687	52,432	*
Waste Management Inc.	4,477	328,388

Total Commercial Services & Supplies		680,756

Construction & Engineering - 0.1%
Fluor Corp.	1,762	80,665
Jacobs Engineering Group Inc.	1,331	72,393
Quanta Services Inc.	1,672	55,042	*

Total Construction & Engineering		208,100

Electrical Equipment - 0.6%
Acuity Brands Inc.	570	115,869
AMETEK Inc.	2,761	167,234
Eaton Corp. PLC	4,990	388,372
Emerson Electric Co.	8,014	477,795
Rockwell Automation Inc.	1,523	246,665

Total Electrical Equipment		1,395,935

Industrial Conglomerates - 2.3%
3M Co.	7,200	1,498,968
General Electric Co.	105,324	2,844,801
Honeywell International Inc.	9,314	1,241,463
Roper Technologies Inc.	1,278	295,895

Total Industrial Conglomerates		5,881,127

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Machinery - 1.5%
Caterpillar Inc.	6,863	$737,498
Cummins Inc.	1,745	283,074
Deere & Co.	3,590	443,688
Dover Corp.	1,999	160,360
Flowserve Corp.	619	28,740
Fortive Corp.	3,837	243,074
Illinois Tool Works Inc.	3,670	525,727
Ingersoll-Rand PLC	3,164	289,158
PACCAR Inc.	3,723	245,867
Parker Hannifin Corp.	1,688	269,776
Pentair PLC	1,988	132,282
Snap-on Inc.	634	100,172
Stanley Black & Decker Inc.	1,970	277,238
Xylem Inc.	2,084	115,516

Total Machinery		3,852,170

Professional Services - 0.3%
Equifax Inc.	1,441	198,022
IHS Markit Ltd.	3,900	171,756	*
Nielsen Holdings PLC	3,464	133,918
Robert Half International Inc.	1,065	51,046
Verisk Analytics Inc.	1,678	141,573	*

Total Professional Services		696,315

Road & Rail - 0.9%
CSX Corp.	11,366	620,129
J.B. Hunt Transport Services Inc.	931	85,075
Kansas City Southern	1,296	135,626
Norfolk Southern Corp.	3,517	428,019
Union Pacific Corp.	9,537	1,038,675

Total Road & Rail		2,307,524

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,852	167,677
United Rentals Inc.	1,018	114,739	*
W. W. Grainger Inc.	491	88,640

Total Trading Companies & Distributors		371,056

TOTAL INDUSTRIALS		25,566,073

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.9%
Cisco Systems Inc.	59,511	1,862,694
F5 Networks Inc.	818	103,935	*
Harris Corp.	1,507	164,384
Juniper Networks Inc.	4,447	123,982
Motorola Solutions Inc.	1,982	171,919

Total Communications Equipment		2,426,914

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,264	240,948
Corning Inc.	10,851	326,073
FLIR Systems Inc.	1,988	68,904
TE Connectivity Ltd.	4,050	318,654

Total Electronic Equipment, Instruments & Components		954,579

Internet Software & Services - 4.6%
Akamai Technologies Inc.	2,096	104,402	*
Alphabet Inc., Class A Shares	3,598	3,344,989	*
Alphabet Inc., Class C Shares	3,603	3,274,154	*
eBay Inc.	12,396	432,868	*
Facebook Inc., Class A Shares	28,507	4,303,987	*
VeriSign Inc.	1,013	94,168	*

Total Internet Software & Services		11,554,568

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
IT Services - 3.8%
Accenture PLC, Class A Shares	7,297	$902,493
Alliance Data Systems Corp.	750	192,518
Automatic Data Processing Inc.	5,321	545,190
Cognizant Technology Solutions Corp., Class A Shares	6,645	441,228
CSRA Inc.	2,055	65,246
DXC Technology Co.	3,480	266,986
Fidelity National Information Services Inc.	4,037	344,760
Fiserv Inc.	2,666	326,158	*
Gartner Inc.	1,110	137,096	*
Global Payments Inc.	2,000	180,640
International Business Machines Corp.	10,388	1,597,986
MasterCard Inc., Class A Shares	11,396	1,384,044
Paychex Inc.	4,109	233,966
PayPal Holdings Inc.	13,863	744,027	*
Total System Services Inc.	2,332	135,839
Visa Inc., Class A Shares	22,137	2,076,008
Western Union Co.	6,397	121,863

Total IT Services		9,696,048

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices Inc.	9,039	112,807	*
Analog Devices Inc.	4,189	325,904
Applied Materials Inc.	12,789	528,314
Broadcom Ltd.	4,892	1,140,081
Intel Corp.	55,973	1,888,529
KLA-Tencor Corp.	2,006	183,569
Lam Research Corp.	1,989	281,304
Microchip Technology Inc.	2,991	230,845
Micron Technology Inc.	12,803	382,297	*
NVIDIA Corp.	7,202	1,041,121
Qorvo Inc.	1,650	104,478	*
QUALCOMM Inc.	17,676	976,069
Skyworks Solutions Inc.	2,296	220,301
Texas Instruments Inc.	12,076	929,007
Xilinx Inc.	3,066	197,205

Total Semiconductors & Semiconductor Equipment		8,541,831

Software - 4.8%
Activision Blizzard Inc.	8,578	493,835
Adobe Systems Inc.	5,968	844,114	*
ANSYS Inc.	704	85,663	*
Autodesk Inc.	2,386	240,557	*
CA Inc.	3,528	121,610
Citrix Systems Inc.	2,093	166,561	*
Electronic Arts Inc.	3,673	388,310	*
Intuit Inc.	3,072	407,992
Microsoft Corp.	92,770	6,394,636
Oracle Corp.	36,151	1,812,611
Red Hat Inc.	2,386	228,459	*
Salesforce.com Inc.	7,932	686,911	*
Symantec Corp.	7,599	214,672
Synopsys Inc.	1,860	135,650	*

Total Software		12,221,581

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	62,707	9,031,062
Hewlett Packard Enterprise Co.	20,531	340,609
HP Inc.	19,515	341,122
NetApp Inc.	3,372	135,049
Seagate Technology PLC	3,571	138,376
Western Digital Corp.	3,579	317,100
Xerox Corp.	2,916	83,777

Total Technology Hardware, Storage & Peripherals		10,387,095

TOTAL INFORMATION TECHNOLOGY		55,782,616

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals Inc.	2,685	$384,116
Albemarle Corp.	1,470	155,144
CF Industries Holdings Inc.	2,739	76,582
Dow Chemical Co.	13,423	846,589
E.I. du Pont de Nemours & Co.	10,532	850,038
Eastman Chemical Co.	1,766	148,326
Ecolab Inc.	3,194	424,004
FMC Corp.	1,369	100,005
International Flavors & Fragrances Inc.	967	130,545
LyondellBasell Industries NV, Class A Shares	4,049	341,695
Monsanto Co.	5,242	620,443
Mosaic Co.	4,383	100,064
PPG Industries Inc.	2,881	316,795
Praxair Inc.	3,502	464,190
Sherwin-Williams Co.	1,002	351,662

Total Chemicals		5,310,198

Construction Materials - 0.2%
Martin Marietta Materials Inc.	775	172,499
Vulcan Materials Co.	1,675	212,189

Total Construction Materials		384,688

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,026	90,668
Ball Corp.	3,966	167,405
International Paper Co.	4,914	278,181
Sealed Air Corp.	1,947	87,148
WestRock Co.	3,002	170,093

Total Containers & Packaging		793,495

Metals & Mining - 0.2%
Freeport-McMoRan Inc.	16,084	193,169	*
Newmont Mining Corp.	6,034	195,441
Nucor Corp.	4,112	237,962

Total Metals & Mining		626,572

TOTAL MATERIALS		7,114,953

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities Inc.	960	115,651
American Tower Corp.	5,108	675,891
Apartment Investment and Management Co., Class A Shares	2,061	88,561
AvalonBay Communities Inc.	1,716	329,764
Boston Properties Inc.	1,975	242,964
Crown Castle International Corp.	4,496	450,409
Digital Realty Trust Inc.	1,910	215,734
Equinix Inc.	913	391,823
Equity Residential	3,996	263,057
Essex Property Trust Inc.	693	178,288

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Extra Space Storage Inc.	1,580	$123,240
Federal Realty Investment Trust	900	113,751
GGP Inc.	7,722	181,930
HCP Inc.	4,799	153,376
Host Hotels & Resorts Inc.	8,863	161,927
Iron Mountain Inc.	2,809	96,517
Kimco Realty Corp.	5,780	106,063
Macerich Co.	965	56,028
Mid-America Apartment Communities Inc.	1,420	149,640
Prologis Inc.	6,444	377,876
Public Storage	1,831	381,818
Realty Income Corp.	3,100	171,058
Regency Centers Corp.	1,820	114,005
Simon Property Group Inc.	3,556	575,219
SL Green Realty Corp.	1,171	123,892
UDR Inc.	3,450	134,447
Ventas Inc.	4,497	312,452
Vornado Realty Trust	2,157	202,542
Welltower Inc.	4,491	336,151
Weyerhaeuser Co.	7,974	267,129

Total Equity Real Estate Investment Trusts (REITs)		7,091,203

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	143,198	*

TOTAL REAL ESTATE		7,234,401

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T Inc.	74,238	2,801,000
CenturyLink Inc.	6,771	161,691
Level 3 Communications Inc.	3,480	206,364	*
Verizon Communications Inc.	49,289	2,201,247

TOTAL TELECOMMUNICATION SERVICES		5,370,302

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	3,010	120,912
American Electric Power Co. Inc.	6,114	424,740
Duke Energy Corp.	8,527	712,772
Edison International	4,000	312,760
Entergy Corp.	2,216	170,122
Eversource Energy	4,012	243,569
Exelon Corp.	11,396	411,054
FirstEnergy Corp.	5,168	150,699
NextEra Energy Inc.	5,739	804,206
PG&E Corp.	6,055	401,870
Pinnacle West Capital Corp.	1,201	102,277
PPL Corp.	7,827	302,592
Southern Co.	12,073	578,055
Xcel Energy Inc.	6,417	294,412

Total Electric Utilities		5,030,040

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	5,317	59,072
NRG Energy Inc.	4,588	79,005

Total Independent Power and Renewable Electricity Producers		138,077

Multi-Utilities - 1.0%
Ameren Corp.	2,600	142,142
CenterPoint Energy Inc.	5,024	137,557
CMS Energy Corp.	3,763	174,039
Consolidated Edison Inc.	3,791	306,389
Dominion Energy Inc.	7,743	593,346
DTE Energy Co.	2,304	243,740
NiSource Inc.	4,429	112,319
Public Service Enterprise Group Inc.	5,730	246,447
SCANA Corp.	1,656	110,969
Sempra Energy	3,095	348,961
WEC Energy Group Inc.	4,055	248,896

Total Multi-Utilities		2,664,805

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
Water Utilities - 0.1%
American Water Works Co. Inc.		2,039	$158,940

TOTAL UTILITIES			7,991,862

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $113,328,073)			250,267,763

	RATE
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,355,641)	0.935%	3,355,641	3,355,641

TOTAL INVESTMENTS - 100.1% (Cost - $116,683,714#)			253,623,404
Liabilities in Excess of Other Assets - (0.1)%			(203,528)

TOTAL NET ASSETS - 100.0%			$253,419,876

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-Mini S&P 500 Index	29	9/17	$3,526,219	$3,510,305	$(15,914)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$250,267,763	—	—	$250,267,763
Short-Term Investments†	3,355,641	—	—	3,355,641

Total Investments	$253,623,404	—	—	$253,623,404

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$15,914	—	—	$15,914

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$141,253,724
Gross unrealized depreciation	(4,314,034)

Net unrealized appreciation	$136,939,690

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2017